Annual Total Returns [BarChart] - SFT International Bond Fund - Class 2	May 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	(0.26%)
Annual Return 2012	16.20%
Annual Return 2013	(0.08%)
Annual Return 2014	1.70%
Annual Return 2015	(4.16%)
Annual Return 2016	3.09%
Annual Return 2017	1.12%
Annual Return 2018	1.21%
Annual Return 2019	1.68%
Annual Return 2020	(6.36%)

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares. Performance prior to May 1, 2012 is that of the Fund’s predecessor portfolio.